LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
LEASE OBLIGATIONS

13— LEASE OBLIGATIONS

13-1     Financing leases

The Company leases certain of its equipment under finance leases. At December 31, 2023, the corresponding liability associated with this lease equipment amounts to €10 thousand for medical devices and to €617 thousand for vehicles and other IT equipment.

Maturities of finance leases liabilities for the years ended December 31, 2023 and 2022 are as follows:

December 31,
2023
2024	214
2025	170
2026	134
2027	86
2028	52
2029 and thereafter	2
Total undiscounted minimum lease payments	659
Less: amount representing interest	(33)
Present value of minimum lease payments	627
Less: current portion	(195)
Long-term portion	433

December 31,
2022
2023	234
2024	149
2025	102
2026	63
2027	12
2028 and thereafter	6
Total undiscounted minimum lease payments	566
Less: amount representing interest	(17)
Present value of minimum lease payments	548
Less: current portion	(224)
Long-term portion	324

Interest paid under finance lease obligations was €7 thousand, €12 thousand and €55 thousand the years ended December 31, 2023, 2022 and 2021 respectively.

The weighted average remaining lease term and the weighted average discount rate for finance leases were respectively 3.75 years and 3.67% at December 31, 2023 and 1.02 years and 1.32% at December 31, 2022.

13-2     Operating leases

Maturities of operating lease liabilities consist of the following amounts:

December 31,
2023
2024	898
2025	485
2026	240
2027	157
2028	—
2029 and thereafter	—
Total undiscounted minimum lease payments	1,780
Less: current portion	(898)
Long-term portion	882

December 31,
2022
2023	901
2024	636
2025	238
2026	24
2027	—
2028 and thereafter	—
Total undiscounted minimum lease payments	1,799
Less: current portion	(901)
Long-term portion	899

The weighted average remaining lease term and the weighted average discount rate for operating leases were respectively 2.35 years and 4.98% at December 31, 2023 and 2.18 years and 2.29% at December 31, 2022.

Total rent expenses under operating leases amounted to €1,017 thousand, €912 thousand and €953 thousand, for the years ended December 31, 2023, 2022 and 2021, respectively. These total rent expenses are related to office rentals, office equipment and car rentals.